ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES
Schedule of accrued expenses

	2021	2022
Operation, maintenance, and telecommunication service	8,978	8,183
Salaries and benefits	4,180	4,014
General, administrative, and marketing expenses	2,583	3,067
Interest and bank charges	144	181
Total	15,885	15,445